Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payments [Abstract]
Schedule of Outstanding Warrants
Outstanding warrants	2023	2022
Warrants created	2,060,000	1,731,080
Warrants available for grant	(208,250)	(163,750)
Warrants granted	1,851,750	1,567,330
Warrants terminated or lapsed	(213,977)	(283,840)
Warrants exercised	-	(57,712)
Total outstanding at December 31	1,637,773	1,225,778

Schedule of Potential Shares from Outstanding Warrants
Number of potential shares from outstanding warrants	2023	2022
As of January 1	1,225,778	891,763
Number of warrants cancelled/forfeited during the year	(43,505)	(59,035)
Number of warrants granted during the year	455,500	393,050
As of December 31	1,637,773	1,225,778

Schedule of Share-Based Compensation Expense Recognized in the Statement of Comprehensive Income	The share-based compensation expense recognized in the consolidated statement of profit or loss is given below as is the cumulated amount per the consolidated statement of financial position:
Thousands of $ Years ended December 31	2023	2022	2021
Share-based compensation in consolidated statement of profit or loss	665	867	1,222
Cumulated Share-based compensation in equity	12,139	11,474	10,607

Schedule of Outstanding Warrants and their Exercise Price	The table below presents the outstanding warrants and their exercise price at the end of each accounting year covered by the financial statements:
	Warrants	Weighted average exercise price (€)	Potential shares from exercise of warrants	Weighted average exercise price per potential share (€)
Granted in 2022	393,050	6.76	393,050	6.76
Outstanding at December 31, 2022	1,225,778	12.34	1,225,778	12.34
Granted in 2023	455,500	2.91	455,500	2.91
Outstanding at December 31, 2023	1,637,773	9.64	1,637,773	9.64
Exercisable at December 31, 2023	759,841	14.07	759,841	14.07

Schedule of the Outstanding Potential Shares from Warrants	The following table provides an overview of the outstanding potential shares from warrants per personnel category at December 31, 2023 and 2022:
Category	2023	2022
Executive Director	489,375	395,000
Non-Executive Directors	25,650	24,800
Management team (excluding the Executive Director)	517,912	408,300
Other employees, consultants, and former service providers	604,836	397,678
Total outstanding at December 31	1,637,773	1,225,778

Schedule of Fair Value of Each Warrant is Estimated on the Date of Grant using the Black-Scholes Methodology	The fair value of each warrant is estimated on the date of grant using the Black-Scholes methodology with the following assumptions:
	Number of warrants granted			Expected	Expected	Risk-free	Expected duration (months)
Dates	to Belgian benef.	to other benef.	Exercise price (€)	dividend Yield	stock price volatility	interest rate	to Belgian benef.	to other benef.
23-Jun-14	1,200	1,200	€41.30	-	48.12%	1.78%	75.32	63.29
10-Dec-14	-	17,500	€40.10	-	46.93%	1.01%	69.73	57.70
09-Feb-15	6,000	9,500	€44.90	-	46.75%	0.62%	79.73	61.71
01-Apr-15	-	300	€50.20	-	47.42%	0.40%	72.03	54.02
01-May-15	-	2,000	€50.50	-	46.59%	0.62%	71.05	53.03
29-May-15	2,000	3,000	€49.10	-	46.52%	0.81%	64.14	52.11
01-Jun-15	-	600	€49.00	-	46.58%	0.81%	70.03	52.01
01-Jul-15	-	400	€46.20	-	47.02%	1.27%	69.04	51.02
01-Aug-15	-	400	€46.40	-	46.54%	0.98%	68.02	50.00
01-Sep-15	-	1,000	€42.40	-	49.31%	1.15%	73.02	48.99
01-Oct-15	-	8,300	€42.00	-	48.99%	0.90%	72.03	54.02
01-Nov-15	-	400	€38.10	-	50.88%	0.92%	71.01	53.00
01-Dec-15	-	1,800	€38.90	-	51.18%	0.85%	70.03	52.01
01-Jan-16	-	400	€37.90	-	51.12%	1.06%	69.01	50.99
04-Feb-16	-	1,000	€41.30	-	51.18%	0.85%	67.89	49.87
04-Feb-16	5,000	13,400	€37.80	-	52.49%	0.72%	67.89	49.87
22-Apr-16	-	5,200	€36.20	-	53.40%	0.58%	65.33	53.33
27-May-16	3,000	4,000	€41.30	-	51.85%	0.54%	64.11	52.11
01-Jun-16	-	200	€34.30	-	53.73%	0.49%	64.01	52.01
01-Aug-16	-	400	€36.20	-	53.51%	0.16%	62.01	50.01
21-Oct-16	-	2,000	€44.40	-	54.19%	0.28%	59.34	47.34
22-Jan-16	-	2,000	€38.30	-	52.81%	0.86%	68.32	56.32
01-Dec-16	-	2,200	€46.50	-	54.16%	0.75%	57.99	39.98
01-Jan-17	-	1,900	€45.60	-	53.84%	0.73%	56.98	50.96
01-Mar-17	-	9,500	€52.60	-	52.62%	0.68%	55.04	49.02
01-Apr-17	-	1,800	€54.10	-	51.80%	0.81%	54.02	48.00
11-Apr-17	2,000	20,000	€53.50	-	51.83%	0.72%	65.68	47.67
1-Jun-17	-	200	€50.10	-	51.86%	0.59%	52.01	52.01
1-Jul-17	-	2,200	€49.60	-	50.94%	0.77%	63.02	44.98
29-Jul-17	-	800	€47.20	-	50.95%	0.87%	50.10	44.05
01-Sep-17	-	3,400	€49.20	-	48.08%	0.71%	60.99	42.97
01-Oct-17	-	7,000	€48.00	-	47.32%	0.76%	53.98	41.95
02-Nov-17	-	9,900	€46.10	-	45.23%	0.66%	52.93	40.90
1-Dec-17	-	600	€39.20	-	46.50%	0.56%	51.98	39.98
20-Jun-17	3,000	3,000	€49.70	-	51.57%	0.59%	81.40	63.39
27-Jun-17	25,000		€49.80	-	51.04%	0.66%	81.17	63.16
01-Apr-18	-	4,200	€37.70	-	46.08%	0.76%	54.02	42.02
01-May-18	-	800	€36.40	-	46.27%	0.82%	53.03	41.03
01-Jun-18	5,000	3,200	€49.70	-	46.15%	0.77%	52.01	40.01
01-Aug-18		7,000	€37.40	-	44.09%	0.79%	62.00	55.96
05-Dec-18	-	2,000	€17.30	-	57.56%	0.79%	45.86	33.86
24-Jan-19	-	19,100	€16.40	-	67.56%	0.77%	62.24	50.20
16-May-19	-	150,800	€14.90	-	75.78%	0.38%	58.55	46.52
01-Nov-19	-	800	€10.10	-	82.15%	0.00%	64.99	46.98
01-Dec-19	-	1,200	€10.20	-	81.95%	0.00%	64.01	45.99

	Number of warrants granted			Expected	Expected	Risk-free	Expected duration (months)
Dates	to Belgian benef.	to other benef.	Exercise price (€)	dividend Yield	stock price volatility	interest rate	to Belgian benef.	to other benef.
01-Feb-20	-	200	€9.80	-	80.26%	0.00%	61.97	49.67
01-Jun-20	-	600	€8.50	-	86.64%	0.00%	57.99	45.99
01-Oct-20	-	200	€8.00	-	85.20%	0.00%	53.95	35.97
15-Jul-20	-	22,500	€8.00	-	85.89%	0.00%	56.51	38.53
01-Jul-19	6,000	2,000	€12.80	-	78.70%	0.07%	69.01	51.02
24-Jul-19	-	98,000	€12.40	-	78.64%	0.00%	68.25	50.27
15-Jul-20	-	159,800	€8.00	-	85.89%	0.00%	56.52	38.53
30-Jul-20	2,000	-	€12.80	-	87.02%	0.00%	56.02	38.04
01-Oct-20	-	1,000	€12.80	-	85.20%	0.00%	53.95	35.97
01-Mar-21	-	200	€10.80	-	65.06%	0.00%	48.99	31.00
03-May-21	-	800	€11.60	-	64.59%	0.01%	46.92	28.93
01-Jun-21	-	400	€11.80	-	65.82%	0.01%	45.96	27.98
27-Jul-21	-	3,000	€13.60	-	63.36%	0.00%	44.12	26.14
27-Jul-21	-	20,250	€13.60	-	63.36%	0.00%	44.12	26.14
24-Nov-21	-	4,000	€10.50	-	60.78%	0.14%	49.25	37.25
03-Jul-21	-	257,000	€13.75	-	63.10%	0.04%	44.91	26.93
07-Jul-21	-	60,000	€13.85	-	63.11%	0.00%	44.78	26.79
06-May-22	-	500	€7.50	-	53.16%	1.64%	58.85	52.87
04-Aug-22	-	3,800	€7.97	-	55.63%	1.41%	55.89	49.91
03-Aug-22	-	42,500	€6.84	-	57.05%	1.50%	67.96	55.92
03-Aug-22	-	312,500	€6.84	-	57.05%	1.50%	73.97	61.94
04-Aug-22	-	1,000	€7.97	-	55.63%	1.41%	73.94	61.91
01-Oct-22	-	31,250	€7.40	-	57.26%	2.77%	72.03	60.00
01-Dec-22	-	1,500	€7.40	-	58.30%	2.40%	69.67	63.65
25-Mar-23	-	30,500	€3.20	-	71.42%	2.75%	72.26	60.26
3-May-23	-	11,000	€3.30	-	73.64%	2.92%	77.01	65.01
27-Apr-23	-	25,000	€3.20	-	73.60%	3.10%	77.21	65.21
22-Jun-23	-	1,000	€3.60	-	72.54%	3.11%	81.34	69.34
30-Jun-23	-	255,000	€2.90	-	72.62%	3.09%	81.07	69.07
04-Jul-23	-	1,000	€3.00	-	72.60%	3.14%	80.94	68.94
05-Sep-23	-	500	€3.00	-	73.75%	3.23%	72.90	60.90
18-Sep-23	-	85,000	€2.78	-	73.70%	3.34%	72.48	60.48
18-Sep-23	-	37,500	€2.78	-	73.70%	3.34%	78.44	66.44
09-Nov-23	-	1,500	€3.09	-	77.60%	3.32%	52.73	40.70
09-Nov-23	-	7,500	€3.09	-	77.60%	3.32%	76.75	64.75